Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2022 (Unaudited)
Shares		Value
COMMON STOCKS: 96.3%
Capital Markets: 20.4%
13,000,000	Brookfield Asset Management, Inc. - Class A	$514,930,000
14,526,670	KKR & Co., Inc.	706,431,962
5,222,244	Moody’s Corp.	1,383,215,768
		2,604,577,730
Equity Real Estate Investment Trusts: 10.0%
6,149,293	American Tower Corp.	1,274,072,017

IT Services: 22.6%
5,025,200	Mastercard, Inc. - Class A	1,649,170,136
1,000,000	Snowflake, Inc. - Class A [1]	160,300,000
5,222,600	Visa, Inc. - Class A	1,081,913,816
		2,891,383,952
Life Sciences Tools & Services: 3.3%
1,655,300	Danaher Corp.	416,589,351

Professional Services: 7.7%
6,850,530	CoStar Group, Inc. [1]	566,675,842
2,275,000	Verisk Analytics, Inc.	415,938,250
		982,614,092
Software: 22.0%
1,422,000	Adobe, Inc. [1]	452,907,000
11,169	Alarm.com Holdings, Inc. [1]	657,184
628,500	Constellation Software, Inc. [1]	908,779,583
1,600,600	Roper Technologies, Inc.	663,512,724
3,000,000	Salesforce.com, Inc. [1]	487,770,000
5,882,657	Topicus.com, Inc. [1]	305,284,141
		2,818,910,632
Specialty Retail: 10.3%
5,127,101	CarMax, Inc. [1]	323,058,634
1,189,200	O’Reilly Automotive, Inc. [1]	995,562,564
		1,318,621,198
TOTAL COMMON STOCKS
(Cost $5,487,662,645)		12,306,768,972

CONVERTIBLE PREFERRED STOCKS: 0.5%
Capital Markets: 0.5%
1,100,000	KKR & Co., Inc., 6.000%	66,792,000

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $55,000,000)		66,792,000

TOTAL INVESTMENTS IN SECURITIES: 96.8%
(Cost $5,542,662,645)		12,373,560,972
Other Assets in Excess of Liabilities: 3.2%		406,580,252
TOTAL NET ASSETS: 100.0%		$12,780,141,224

[1]	Non-income producing security.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Akre Focus Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Affiliates Common Stocks	Share Balance October 31, 2022	Value July 31, 2022	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value October 31, 2022	Dividend Income
Topicus.com Inc. [1,2]	5,882,657	$336,499,649	$-	$-	$-	$(31,215,508)	$305,284,141	$-
Total					$-	$(31,215,508)	$305,284,141	$-

[1] Non-income producing security.

[2] Security is not considered an affiliate at October 31, 2022, but was considered an affiliate at July 31, 2022.

The Fund did not have investments in majority-owned subsidiaries or controlled companies.

Akre Focus Fund
Summary of Fair Value Exposure at October 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$12,306,768,972	$-	$-	$12,306,768,972
Convertible Preferred Stocks	66,792,000	-	-	66,792,000
Total Investments in Securities	$12,373,560,972	$-	$-	$12,373,560,972